Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Operating activities
Net income (loss)	$ 1,384	$ (15,109)	$ (27,420)	$ (107,709)	$ (147,866)
Less: Net loss from discontinued operations		(5,330)	(50,815)	(78,014)	(105,944)
Add (deduct) items not affecting operating cash flows:
Depreciation	905	382	2,186	1,411	1,102
Amortization of intangible assets	150	150	599	598	599
Amortization of deferred financing costs	265		178
Amortization of deferred rent	385	78
Deferred income taxes	908	923	7,225	1,147	2,979
Share-based compensation expense	396		347
Capitalized PIK Interest		10,624	15,883	68,684	81,363
Loss on disposal of property, plant and equipment			262		8
Changes in assets and liabilities:
Receivables, net	26,663	17,556	(6,265)	(7,459)	(12,174)
Inventories, net	2,106	(1,216)	(15,069)	(8,360)	(2,592)
Prepaid expenses and other current assets	(1,100)	(3,727)	1,681	(2,455)	(490)
Accounts payable and accrued expenses	(10,364)	(12,108)	3,235	17,208	2,937
Other assets and liabilities	59	9	309	295	291
Net cash provided by operating activities-continuing operations	21,757	2,892	33,966	41,374	32,101
Net cash used in operating activities-discontinued operations		(11,902)	(54,667)	(67,408)	(70,355)
Net cash provided by (used in) operating activities	21,757	(9,010)	(20,701)	(26,034)	(38,254)
Investing activities
Payments for capital expenditures	(1,338)	(942)	(10,073)	(1,821)	(1,450)
Payments for contingent purchase price				(806)	(58,465)
Net cash used in investing activities-continuing operations	(1,338)	(942)	(10,073)	(2,627)	(59,915)
Net cash (used in)/provided by investing activities-discontinued operations		4,998	(5,936)	20,088	(9,637)
Net cash (used in)/provided by investing activities	(1,338)	4,056	(16,009)	17,461	(69,552)
Financing activities
Proceeds from borrowings under the Term Loan Facility			175,000
Payment for Term Loan Facility	(20,000)		(5,000)
Payment for Kellwood Note Receivable			(341,500)
Fees paid for Term Loan Facility and Revolving Credit Facility	(114)		(5,146)
Proceeds from common stock issuance, net of certain transaction costs			186,000
Stock option exercises			42
Net cash provided by financing activities-continuing operations	(20,114)		9,396
Net cash provided by financing activities-discontinued operations		4,004	46,917	8,615	104,451
Net cash (used in)/provided by financing activities	(20,114)	4,004	56,313	8,615	104,451
Increase (decrease) cash and cash equivalents	305	(950)	19,603	42	(3,355)
Cash and cash equivalents, beginning of period	21,484	1,881	1,881	1,839	5,194
Cash and cash equivalents, end of period	21,789	931	21,484	1,881	1,839
Less cash and cash equivalents of discontinued operations, end of period		(671)		(1,564)	(1,403)
Cash and cash equivalents of continuing operations, end of period	21,789	260	21,484	317	436
Supplemental Disclosures of Non-Cash Investing and Financing Activities, continuing operations
Capital expenditures in accounts payable	16	274	222	160	27
Accrued purchase consideration for acquisitions					806
Forgiveness of principal and capitalized accrued interest on related-party debt			(407,527)	(289,101)
Capital contribution from stockholder			407,527	289,101
Supplemental Disclosures of Non-Cash Investing and Financing Activities, discontinued operations
Accrued adjustment to sale proceeds from disposed business				221
Continuing Operations [Member]
Supplemental Disclosures of Non-Cash Investing and Financing Activities, continuing operations
Cash payments for interest	2,571		1,018
Supplemental Disclosures of Non-Cash Investing and Financing Activities, discontinued operations
Cash payments for income taxes, net of refunds	52	5	31	18	15
Discontinued Operations [Member]
Supplemental Disclosures of Non-Cash Investing and Financing Activities, continuing operations
Cash payments for interest		5,879	20,644	30,454	23,665
Supplemental Disclosures of Non-Cash Investing and Financing Activities, discontinued operations
Cash payments for income taxes, net of refunds		$ 7	$ 566	$ 882	$ 1,030